Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Text Block [Abstract]
Cash paid for measurement of operating lease liabilities	$ 2,212	$ 1,793
Leases, description	The Company’s operating lease agreements have remaining lease terms ranging from 1 year to 11 years, including agreements with options to extend the leases for up to 5 years.